SUPPLEMENTAL SCHEDULE (Details) - John Deere Tax Deferred Savings Plan for Wage Employees $ in Thousands	12 Months Ended
Oct. 31, 2025 USD ($)
Supplemental Schedule
Plan name	JOHN DEERE TAX DEFERRED SAVINGS PLAN FOR WAGE EMPLOYEES
Entity tax identification number	36-2382580
Plan number	008
Loans to participants	$ 37,679
Minimum
Supplemental Schedule
Interest rates for loans to participants (as a percent)	5.25%
Maximum
Supplemental Schedule
Interest rates for loans to participants (as a percent)	10.50%
Latest maturity date	Nov. 09, 2035